Other disclosures on cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Non-cash investing and financing activities	Non-cash investing and financing activities

	2017	2016	2015
Transfer of assets and liabilities	—	56,351	399,048
Capitalization of related party transactions	—	26,610	—